Exceptional items (Tables)	12 Months Ended
Dec. 31, 2017
Exceptional items
Schedule of exceptional items

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Exceptional impairment - property, plant and equipment	46	8	—
Restructuring costs	32	14	12
Start-up costs	7	5	27
Exceptional impairment - working capital	—	—	(2)
Non-cash inventory adjustment	—	9	—
Past service credit	—	(21)	—
Exceptional items - cost of sales	85	15	37
Transaction related costs - acquisition, integration and IPO	43	114	41
Restructuring and other costs	—	2	3
Exceptional items - SGA expenses	43	116	44
Debt refinancing and settlement costs	109	140	13
Exceptional loss on derivative financial instruments	14	10	—
Interest payable on acquisition notes	—	15	—
Exceptional items - finance expense	123	165	13
Exceptional gain on derivative financial instruments	—	(78)	—
Exceptional items - finance income	—	(78)	—
Total exceptional items	251	218	94